SHAREHOLDERS' EQUITY (Schedule of Changes in Share Capital) (Details) ₪ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪) shares	Dec. 31, 2017 ILS (₪) shares
Number of shares
Outstanding at beginning of year	25,750,547
Outstanding at end of year	25,754,297	25,750,547
Stock option [Member]
Number of shares
Outstanding at beginning of year	25,750,547	25,480,809
Exercise of options	3,750	269,738
Outstanding at end of year	25,754,297	25,750,547
NIS par value
Outstanding at beginning of year | ₪	₪ 515,011	₪ 509,616
Exercised | ₪	75	5,395
Outstanding at end of year | ₪	₪ 515,086	₪ 515,011